Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Summary of changes in property, plant and equipment

	December 31, 2022
			Machinery and	IT	Furniture and		Leasehold	Works in
	Buildings	Facilities	equipment	equipment	fixtures	Vehicles	improvements	progress	Vessels	Aircraft	Total
Cost
Opening balance	20,712	229	197,984	6,503	7,115	265,670	10,228	46,441	6,084	—	560,966
Transfers	6,048	97	(22,914)	(950)	507	(8,094)	21,109	(31,180)	4,473	(30)	(30,934)
Additions	2,268	96	75,884	3,137	2,251	90,168	10,894	30,631	642	17,335	233,306
Write-offs	(1,531)	—	(14,254)	(2,304)	(116)	(10,856)	(969)	(9,871)	(3,821)	—	(43,722)
Initial purchase amount	1,707	—	14,956	13,048	863	10,456	541	4,667	19,341	39,887	105,466
Business combination (*)	15	—	4,304	26	61	1,785	—	—	5,837	16,422	28,450
Exchange-rate change	(2,403)	—	(15,699)	(714)	(472)	(21,448)	(337)	(3)	(323)	—	(41,399)
Balance	26,816	422	240,261	18,746	10,209	327,681	41,466	40,685	32,233	73,614	812,133
Accumulated depreciation
Opening balance	(5,951)	(64)	(101,224)	(3,099)	(5,232)	(142,749)	(5,288)	—	(963)	—	(264,570)
Transfers	(3,875)	—	14,434	229	(157)	(3,821)	(66)	—	—	9	6,753
Depreciation	(2,696)	(31)	(22,120)	(1,390)	(1,168)	(31,784)	(4,942)	—	(960)	(3,645)	(68,736)
Write-offs	919	—	12,829	1,085	260	6,798	955	—	604	—	23,450
Initial purchase amount	(53)	—	(2,950)	(7,194)	(212)	(4,544)	(246)	—	(4,590)	(5,419)	(25,208)
Business combination (*)	(1)	—	(92)	(5)	(2)	(116)	—	—	(292)	(1,369)	(1,877)
Exchange-rate change	2,368	—	14,586	441	472	15,958	257	—	54	—	34,136
Balance	(9,289)	(95)	(84,537)	(9,933)	(6,039)	(160,258)	(9,330)	—	(6,147)	(10,424)	(296,052)

Cost	26,816	422	240,261	18,746	10,209	327,681	41,466	40,685	32,233	73,614	812,133
Depreciation and amortization	(9,289)	(95)	(84,537)	(9,933)	(6,039)	(160,258)	(9,330)	—	(6,147)	(10,424)	(296,052)
	17,527	327	155,724	8,813	4,170	167,423	32,136	40,685	26,086	63,190	516,081

(*)purchase of investees conforms informed in note 7.